UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Apr. 30, 2015	Apr. 30, 2014
Operating activities:
Net loss	$ (7,872)	$ (9,463)	$ (13,140)	$ (7,406)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	2,090	2,284	3,162	2,807
Net foreign currency remeasurement loss			0	124
Depreciation expense	114	166	214	213
Provision for bad debts	33	0
Change in fair value of warrant liability	0	(1,401)	(981)	965
Modification of warrant liability			586	0
Gain/loss on sales of assets			5	0
Changes in operating assets and liabilities:
Accounts receivable	(1,078)	233	265	(825)
Prepaid expenses and other current assets	(68)	125	37	(68)
Restricted cash	13	2	2	27
Accounts payable	101	381	433	(223)
Accrued liabilities	(116)	(167)	(232)	(24)
Other non-current liability	64	0	100	0
Deferred revenue	866	218	(82)	977
Net cash used in operating activities	(5,853)	(7,622)	(9,630)	(3,433)
Investing activities:
Purchase of property and equipment	(176)	(84)	(119)	(234)
Proceeds from sale of fixed assets			5	0
Net cash used in investing activities	(176)	(84)	(114)	(234)
Financing activities:
Private placement financing, net of financing costs of $880k			11,220	0
Proceeds from executive note financing	0	2,000	2,000	0
Payment of issuance costs related to March 2015 Private Placement	(18)	0
Capital lease payments	(17)	(5)	(12)	0
Proceeds from exercise of options	0	2	2	21
Net cash (used in)/provided by financing activities	(35)	1,997	13,210	21
Exchange rate effect on cash and cash equivalents			0	(24)
Decrease in cash and cash equivalents	(6,064)	(5,709)	3,466	(3,670)
Cash and cash equivalents, beginning of period	9,357	5,891	5,891	9,561
Cash and cash equivalents, end of period	3,293	182	9,357	5,891
Non-cash investing activities:
Purchase equipment under capital lease	$ 0	$ 124	124	0
Conversion of executive note financing			2,000	0
Reclassification of warrant liability to equity			$ 1,616	$ 0